Significant accounting judgements and estimates	12 Months Ended
Jun. 30, 2025
Significant Accounting Judgements And Estimates
Significant accounting judgements and estimates

3. Significant accounting judgements and estimates

In preparing the consolidated financial statements, the directors are required to make judgements in applying the Group’s accounting policies and in making estimates and making assumptions about the future. These estimates could have a significant risk of causing a material adjustment to the carrying value of assets and liabilities in the future financial periods. The critical judgements that have been made in arriving at the amounts recognized in the consolidated financial statements are discussed below.

3.1	Revenue from contracts with customers – determining the timing of satisfaction of services

As disclosed in Note 2.15 to the Financial Statements the Group concluded that Solar Development revenue and revenue from other long-term projects is recognized over time as the customer simultaneously receives and consumes the benefits provided. The Group determined that the percentage completion basis is the best method in measuring progress because there is a direct relationship between the Group’s effort and the transfer of services to the customer. The judgement used in applying the percentage completion basis affects the amount and timing of revenue from contracts.

3.2	Impairment of non-financial assets

The carrying values of property, plant and equipment, investments and intangible assets other than goodwill are reviewed for impairment only when events indicate the carrying value may be impaired. Goodwill is tested annually for impairment or when events or changes to circumstances indicate that it might be impaired.

Impairment assessments require the use of estimates and assumptions. To assess impairment, estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time-value of money and risks specific to the related cash-generating unit. Judgement was applied in making estimates and assumptions about the future cash flows, including the appropriateness of discounts rates applied and operating performance (which includes production and sales volumes), as further disclosed in Note 13. These estimates and assumptions are subject to risk and uncertainty. Therefore, there is a possibility that changes in circumstances will impact on these projections, which may impact on the recoverable amount of assets and/or CGUs.

Intangibles impaired during the year were for Caret leases abandoned or not renewed. Additionally, some of the tangible assets of Tembo EV Pty Ltd (Tembo EV) and Tembo 4x4 e-LV B.V. were assessed to be impaired by the end of the fiscal year.

During the year, the Company recognized total impairments of $1.6 million relating to intangibles and goodwill (2024: $29.8 million; 2023:0.4 million). This comprises $1.6 million for the impairment of Caret’s remaining solar projects.

Following evidence of impairment, assessment was made of equipment of Tembo 4x4 e-LV B.V and FD 4x4 Centre B.V. and obsolescence of Tembo 4x4 e-LV B.V. inventory, the company recorded an impairment amounting to $0.1 million and $0.8 million, respectively for the current year.

3.3	Operating profit/(loss)

In preparing the consolidated financial statements of the Group, judgement was applied with respect to those items which are presented in the Consolidated Statements of Comprehensive Loss as included within operating profit/(loss). Those revenues and expenses which are determined to be specifically related to the on-going operating activities of the business are included within operating profit/(loss). Expenses or charges to earnings which are not related to operating activities are one-time costs determined to be not representative of the normal trading activities of the business, or that arise from revaluation of assets, are reported below operating profit/loss.

3.4	Litigation provision

Currently, there is an ongoing dispute with a prior client Accès Industriel in Canada for the settlement of $596,000, which they initially paid as part of the sales contracts for Tembo EUV conversions for which a provision of the same amount has been set up as of June 30, 2025. Additionally, during the year, provisions were also made on disputes with Salesforce, Workato and ComplianceQuest amounting to $115,000, $40,000 and $60,000, respectively.

In FY24, a litigation provision of $0.2 million was made in the accounts as settlement of the lawsuit with the Estate of the Late W.Q. Richards over Caret leases TX144 and TX145. These leases granted Caret the rights to utilize the land for potential solar energy projects. The suit was settled with a payment of $0.05 million made in September 2024 to be followed by 12 equal monthly payments of $14,583.33. As of June 30, 2025, the said provision is fully utilized and settled.

3.5	Capitalization of product development costs

The Group capitalizes costs for product development projects in the EV segment. The capitalization of costs is based on management’s judgement that technological and economic feasibility is confirmed, and all other recognition criteria within IAS 38 can be demonstrated. In determining the amounts to be capitalized, management makes assumptions regarding the expected future cash generation, discount rates to be applied and the expected period of benefits. As of June 30, 2025, the carrying amount of capitalized development costs were $14.9 million (2024: $11.6 million; 2023: $7.8 million).

3.6	Income taxes

In recognizing income tax assets and liabilities, management makes estimates of the likely outcome of decisions by tax authorities on transactions and events whose treatment for tax purposes is uncertain. Where the outcome of such matters is different, or expected to be different, from previous assessments made by management, a change to the carrying value of the income tax assets and liabilities will be recorded in the period in which such determination is made. The carrying values of income tax assets and liabilities are disclosed separately in the Consolidated Statements of Financial Position.

3.7	Deferred tax assets

Deferred tax assets for unused tax losses and other timing differences amounting to $4.4 million at June 30, 2025 (June 30, 2024: $4.1 million; June 30, 2023: $5.1 million) are recognized to the extent that it is probable that sufficient taxable profit will be available against which the losses can be utilized. Management judgement is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and level of future taxable profits. To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Company to realize the deferred tax assets recorded at the reporting date could be impacted.

3.8	Fair value measurement

The fair values of financial assets and liabilities recorded in the statement of financial position are measured using valuation techniques including discounted cash flow (“DCF”) models. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required in establishing fair values. Changes in assumptions about these factors could affect the reported fair value. When the fair values of non-financial assets/Cash Generating Unit’s (CGU’s) need to be determined, for example in business combinations and for impairment testing purposes, they are measured using valuation techniques including the DCF model.